Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 350	$ 115	$ 693	$ 193	$ 805	$ 1,135
Other comprehensive income (loss), net of tax:
Net change in unrealized holding gain/loss on available-for-sale securities	(857)	1,080	(289)	2,234	1,677	(2,783)
Other comprehensive income (loss), net of tax	(584)	645	(236)	1,406	1,677	(2,783)
Comprehensive income (loss)	$ (234)	$ 760	$ 457	$ 1,599	$ 2,482	$ (1,648)